Guarantees (Tables)	12 Months Ended
Dec. 31, 2014
Guarantees [Abstract]
Schedule of Guarantor Obligations [Text Block]

	December 31, 2014		December 31, 2013
(dollars in millions)	Maximum Potential Payment	Carrying Amount of Liability	Maximum Potential Payment	Carrying Amount of Liability
Commercial aerospace financing arrangements (see Note 5)	$632	$21	$615	$25
Credit facilities and debt obligations—unconsolidated subsidiaries (expire 2015 to 2034)	211	15	231	6
Performance guarantees	136	—	150	—

Product Warranty Disclosure [Text Block]

	Year ended December 31,
(dollars in millions)	2014	2013
Balance as of January 1	$1,360	$1,332
Warranties and performance guarantees issued	337	313
Settlements made	(344)	(287)
Other	(40)	2
Balance as of December 31	$1,313	$1,360